AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 98.4%
Common Stocks
Australia — 4.1%
BHP Group Ltd.	193,232	$4,938,899
BHP Group PLC	124,886	2,660,995
Commonwealth Bank of Australia	101,297	4,634,138
Rio Tinto PLC	71,852	4,314,543
		16,548,575
Austria — 0.5%
Erste Group Bank AG*	86,645	1,810,867
Belgium — 0.6%
KBC Group NV	49,055	2,461,482
China — 3.5%
Alibaba Group Holding Ltd., ADR*	14,394	4,231,548
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	388,000	4,019,331
Prosus NV*	19,887	1,836,349
Tencent Holdings Ltd.	58,600	3,951,151
		14,038,379
Denmark — 4.4%
Carlsberg A/S (Class B Stock)	37,960	5,114,863
Novo Nordisk A/S (Class B Stock)	118,696	8,203,114
Orsted A/S, 144A	32,386	4,443,710
		17,761,687
Finland — 1.3%
Kone OYJ (Class B Stock)	61,343	5,386,751
France — 12.5%
Accor SA*	68,867	1,934,460
AXA SA	175,146	3,229,591
Capgemini SE	40,954	5,251,753
Kering SA	7,109	4,717,370
Legrand SA	48,443	3,860,206
L’Oreal SA	16,172	5,257,274
LVMH Moet Hennessy Louis Vuitton SE	17,101	7,996,991
Pernod Ricard SA	24,123	3,848,222
Safran SA*	40,947	4,035,970
Schneider Electric SE	50,607	6,272,259
TOTAL SE	123,169	4,202,338
		50,606,434
Germany — 8.7%
adidas AG*	15,118	4,878,293
Allianz SE	25,542	4,899,275
Deutsche Boerse AG	25,426	4,457,776
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	15,586	3,945,010
SAP SE	57,146	8,880,923
Symrise AG	29,884	4,129,977
Vonovia SE	59,077	4,049,439
		35,240,693
Hong Kong — 3.2%
AIA Group Ltd.	848,200	8,408,395
	Shares	Value
Common Stocks (continued)
Hong Kong (cont’d.)
Hong Kong Exchanges & Clearing Ltd.	99,600	$4,695,952
		13,104,347
India — 0.9%
HDFC Bank Ltd., ADR*	74,858	3,739,906
Japan — 19.1%
Daikin Industries Ltd.	29,000	5,332,925
FANUC Corp.	18,600	3,582,840
Hoya Corp.	55,200	6,231,774
Kao Corp.	75,200	5,630,829
Keyence Corp.	19,400	9,040,680
Komatsu Ltd.	177,100	3,894,703
Kubota Corp.	272,300	4,869,892
Makita Corp.	99,600	4,759,647
Nidec Corp.	54,300	5,075,815
Recruit Holdings Co. Ltd.	146,500	5,844,107
Shin-Etsu Chemical Co. Ltd.	43,200	5,638,473
SMC Corp.	6,923	3,841,791
Sony Corp.	99,900	7,630,986
Sysmex Corp.	25,900	2,473,980
Tokyo Electron Ltd.	13,100	3,417,583
		77,266,025
Macau — 0.7%
Sands China Ltd.	706,800	2,752,283
Netherlands — 2.8%
ASML Holding NV	23,418	8,636,652
ING Groep NV*	393,195	2,793,133
		11,429,785
Singapore — 1.0%
DBS Group Holdings Ltd.	264,500	3,884,501
South Korea — 1.4%
Samsung Electronics Co. Ltd., GDR	4,620	5,850,916
Spain — 3.1%
Cellnex Telecom SA, 144A	48,767	2,968,732
Iberdrola SA	465,546	5,714,082
Industria de Diseno Textil SA	141,275	3,933,499
		12,616,313
Sweden — 2.2%
Atlas Copco AB (Class A Stock)	115,875	5,527,126
Svenska Handelsbanken AB (Class A Stock)*	416,838	3,490,618
		9,017,744
Switzerland — 12.0%
LafargeHolcim Ltd.*	101,920	4,636,085
Lonza Group AG	6,443	3,968,249
Nestle SA	126,934	15,071,679
Novartis AG	104,749	9,080,794
Roche Holding AG	35,323	12,099,725
SGS SA	1,382	3,698,049
		48,554,581
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AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Taiwan — 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	90,047	$7,300,110
United Kingdom — 13.2%
Diageo PLC	199,892	6,856,718
GlaxoSmithKline PLC	373,643	6,990,280
Legal & General Group PLC	1,439,310	3,477,601
Linde PLC	19,620	4,637,129
London Stock Exchange Group PLC	33,004	3,775,861
Persimmon PLC	152,796	4,861,691
Prudential PLC	254,430	3,642,272
Reckitt Benckiser Group PLC	24,923	2,434,751
RELX PLC	220,913	4,917,866
Smith & Nephew PLC	175,843	3,433,934
Unilever PLC	137,472	8,462,337
		53,490,440
United States — 1.4%
Ferguson PLC	55,207	5,563,696

Total Long-Term Investments (cost $332,502,402)		398,425,515
	Shares	Value

Short-Term Investment — 1.0%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $4,184,999)(w)	4,184,999	$4,184,999

TOTAL INVESTMENTS—99.4% (cost $336,687,401)		402,610,514

Other assets in excess of liabilities — 0.6%		2,404,700

Net Assets — 100.0%		$405,015,214

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

*	Non-income producing security.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2